Consolidated Balance Sheets (Parentheticals) - shares	Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED BALANCE SHEETS [Abstract]
Common units issued	83,323,911	83,079,710
Common units outstanding	83,323,911	83,079,710
General Partners, units issued	1,700,493	1,695,509
General Partners, units outstanding	1,700,493	1,695,509